Initial Public Offering (Details) - USD ($)		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2022
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sold units		5,000,000
Price per unit		$ 10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Underwriter option	750,000
Gross proceeds	$ 7,500,000
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Exercise price of warrants		$ 11.5